TAX SITUATION (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current -
Current tax expense (income)	S/ 1,429,808	S/ 1,396,842	S/ 1,253,220
Deferred tax expense (income)	91,101	(3,556)	28,228
Effect of change in Peruvian tax rates	0	0	(13,992)
Total	1,520,909	1,393,286	1,281,448
In Peru
Current -
Current tax expense (income)	1,315,896	1,262,302	1,098,125
Deferred tax expense (income)	87,952	(18,264)	31,472
In other countries
Current -
Current tax expense (income)	113,912	134,540	155,095
Deferred tax expense (income)	S/ 3,149	S/ 14,708	S/ 10,748